Property, Plant and Equipment and Leasehold Intangibles, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment and Leasehold Intangibles, Net [Abstract]
Property, plant and equipment and leasehold intangibles, net
As of December 31, 2012 and 2011, net property, plant and equipment and leasehold intangibles, which include assets under capital leases, consisted of the following (dollars in thousands):

	2012	2011
Land	$296,314	$275,277
Buildings and improvements	3,391,667	3,083,316
Leasehold improvements	60,186	62,494
Furniture and equipment	541,585	450,179
Resident and leasehold operating intangibles	441,603	527,571
Construction in progress	75,419	39,600
Assets under capital and financing leases	674,492	667,239
	5,481,266	5,105,676
Accumulated depreciation and amortization	(1,601,289)	(1,411,612)
Property, plant and equipment and leasehold intangibles, net	$3,879,977	$3,694,064

Resident and Leasehold Operating Intangibles, Future Amortization Expense
Future amortization expense for resident and leasehold operating intangibles is estimated to be as follows (dollars in thousands):

Year Ending December 31,	Future Amortization
2013	$26,900
2014	22,248
2015	20,613
2016	19,137
2017	12,272
Thereafter	14,083
Total	$115,253